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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]: Amendment Number:
                                               ------------------
     This Amendment (Check only one): [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Howard Hughes Medical Institute
Address: 4000 Jones Bridge Road
         Chevy Chase, MD 20815-6789

Form 13F File Number: 28-1897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Richard Pender
Title: Managing Director - Global Equities
Phone: (301) 215-8697

Signature, Place, and Date of Signing:


/s/ Richard Pender
----------------------------   Chevy Chase, Maryland   11/07/08
[Signature]                         [City, State]       [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:        41
Form 13F Information Table Value Total:   892,880
                                        (thousands)

List of Other Included Managers:

     None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- ---------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                                                           VOTING AUTHORITY
                                                             VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ----------------
         NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
ADOBE SYSTEMS INC               COMMON           00724F101    3,947   100,000  SH  N/A    SOLE       N/A     X    N/A   N/A
AMAZON.COM INC                  COMMON           023135106    8,004   110,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ANADARKO PETROLEUM CORP         COMMON           032511107    8,974   185,000  SH  N/A    SOLE       N/A     X    N/A   N/A
APPLE INC                       COMMON           037833100    9,661    85,000  SH  N/A    SOLE       N/A     X    N/A   N/A
BOEING COMPANY                  COMMON           097023105    9,750   170,000  SH  N/A    SOLE       N/A     X    N/A   N/A
CANADIAN NATIONAL RAILWAY CO    COMMON           136375102    4,783   100,000  SH  N/A    SOLE       N/A     X    N/A   N/A
CANON INC                       ADR              138006309    6,040   160,000  SH  N/A    SOLE       N/A     X    N/A   N/A
CARDINAL HEALTH INC             COMMON           14149Y108    7,392   150,000  SH  N/A    SOLE       N/A     X    N/A   N/A
CHESAPEAKE ENERGY CORP          COMMON           165167107    3,945   110,000  SH  N/A    SOLE       N/A     X    N/A   N/A
CISCO SYSTEMS INC               COMMON           17275R102    6,768   300,000  SH  N/A    SOLE       N/A     X    N/A   N/A
COSTCO WHOLESALE CORP           COMMON           22160K105    5,844    90,000  SH  N/A    SOLE       N/A     X    N/A   N/A
DEERE & COMPANY                 COMMON           244199105   11,138   225,000  SH  N/A    SOLE       N/A     X    N/A   N/A
DISNEY WALT CO                  COM DISNEY       254687106    9,514   310,000  SH  N/A    SOLE       N/A     X    N/A   N/A
DU PONT (EI) DE NEMOURS & CO    COMMON           263534109    5,642   140,000  SH  N/A    SOLE       N/A     X    N/A   N/A
SELECT SECTOR SPDR TRUST        SBI INT-FINL     81369Y605    4,177   210,000  SH  N/A    SOLE       N/A     X    N/A   N/A
GENENTECH INC                   COMMON NEW       368710406    6,651    75,000  SH  N/A    SOLE       N/A     X    N/A   N/A
GENERAL ELECTRIC CO             COMMON           369604103    8,925   350,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ISHARES TRUST                   MSCI EAFE IDX    464287465      281     5,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ISHARES TRUST                   MSCI EMERG MKT   464287234  243,461 7,125,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ISHARES TRUST                   RUSSELL1000GRW   464287614  106,810 2,200,000  SH  N/A    SOLE       N/A     X    N/A   N/A
MARKET VECTORS ETF TRUST        RUSSIA ETF       57060U506   17,352   600,000  SH  N/A    SOLE       N/A     X    N/A   N/A
MARVEL ENTERTAINMENT INC        COMMON           57383T103    6,828   200,000  SH  N/A    SOLE       N/A     X    N/A   N/A
MCDONALD'S CORP                 COMMON           580135101    2,468    40,000  SH  N/A    SOLE       N/A     X    N/A   N/A
PROCTER & GAMBLE CO             COMMON           742718109    8,711   125,000  SH  N/A    SOLE       N/A     X    N/A   N/A
SCHLUMBERGER LTD                COMMON           806857108    4,685    60,000  SH  N/A    SOLE       N/A     X    N/A   N/A
SCRIPPS NETWORK INTERACTIVE INC CL A COMMON      811065101    6,354   175,000  SH  N/A    SOLE       N/A     X    N/A   N/A
SPDR TRUST                      UNIT SER 1       78462F103  269,677 2,325,000  SH  N/A    SOLE       N/A     X    N/A   N/A
SYMANTEC CORP                   COMMON           871503108    6,364   325,000  SH  N/A    SOLE       N/A     X    N/A   N/A
SYSCO CORP                      COMMON           871829107    7,708   250,000  SH  N/A    SOLE       N/A     X    N/A   N/A
VALERO ENERGY CORP              COMMON           91913Y100    6,363   210,000  SH  N/A    SOLE       N/A     X    N/A   N/A
WAL-MART STORES INC             COMMON           931142103    7,486   125,000  SH  N/A    SOLE       N/A     X    N/A   N/A
ADOLOR CORP                     COMMON           00724X102       65    18,750  SH  N/A    SOLE       N/A     X    N/A   N/A
LEXICON PHARMACEUTICALS INC     COMMON           528872104    1,253   703,997  SH  N/A    SOLE       N/A     X    N/A   N/A
MIDDLEBROOK PHARMACEUTICALS INC COMMON           596087106      289   192,797  SH  N/A    SOLE       N/A     X    N/A   N/A
FAVRILLE INC                    COMMON           312088404        2   151,788  SH  N/A    SOLE       N/A     X    N/A   N/A
XENOPORT INC                    COMMON           98411C100    1,207    24,900  SH  N/A    SOLE       N/A     X    N/A   N/A
ALEXZA PHARMACEUTICALS INC      COMMON           015384100    2,762   559,147  SH  N/A    SOLE       N/A     X    N/A   N/A
DOUGLAS EMMETT INC              COMMON           25960P109    3,875   167,955  SH  N/A    SOLE       N/A     X    N/A   N/A
PATRIOT COAL CORP               COMMON           70336T104   40,273 1,607,340  SH  N/A    SOLE       N/A     X    N/A   N/A
FOREST OIL CORP                 COMMON PAR $0.01 346091705   27,269   549,772  SH  N/A    SOLE       N/A     X    N/A   N/A
NORTEL NETWORKS CORP            COMMON NEW       656568508      183 81,778.00  SH  N/A    SOLE       N/A     X    N/A   N/A
                                                            892,880